UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

            Report for the Calendar Year or Quarter Ended: March 31, 2003 Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  Technology Crossover Management IV, L.L.C.
________________________________________________________________________________

Address: 528 Ramona Street, Palo Alto, CA 94301_________________________________

________________________________________________________________________________

________________________________________________________________________________

Form 13F File Number:    028-10060
                     -----------------------------------------------------------

                      The institutional  investment  manager filing this report
                  and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:



Name:   Carla S. Newell

Title:  Attorney-in-Fact

Phone:  650-614-8200

Signature, Place, and Date of Signing:

/s/ Carla S. Newell
[Signature]

Palo Alto, California
[City, State]

April 16, 2003
[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              None
                                                --------------

Form 13F Information Table Entry Total:         7
                                                --------------

Form 13F Information Table Value Total:         $429,029
                                                --------------
                                                (thousands)

List of Other Included Managers:                None

                           FORM 13F INFORMATION TABLE



                                                                                                                 Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other          ----------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers       Sole   Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------       --------------------
Altiris, Inc.                Common      02148M100       69,921      5,598,167   SH        Sole              5,598,167    0      0
Cosine Communications, Inc.  Common      221222102        2,239        495,300   SH        Sole                495,300    0      0
eLoyalty Corp.               Common      290151109        1,911        553,873   SH        Sole                553,873    0      0
Expedia, Inc.                Common      302125109      272,151      5,268,128   SH        Sole              5,268,128    0      0
Netflix, Inc.                Common      64110L106       72,633      3,569,193   SH        Sole              3,569,193    0      0
Peregrine Systems, Inc.      Common      71366Q101           11         39,130   SH        Sole                 39,130    0      0
Vastera, Inc.                Common      92239N109       10,163      2,667,420   SH        Sole              2,667,420    0      0
                                           TOTAL        429,029